Share-based payment arrangements - Summary of movements in number of share options outstanding and weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Weighted average exercise price Cdn$
Weighted average exercise price, At January 1, | $ / shares	$ 14.08	$ 22.56
Weighted average exercise price, Granted | $ / shares	12.72	5.98
Weighted average exercise price, Exercised | $ / shares	7.75	6.20
Weighted average exercise price, Expired | $ / shares	33.40	38.96
Weighted average exercise price, Forfeited | $ / shares	12.53	21.48
Weighted average exercise price, At December 31, | $ / shares	$ 11.56	$ 14.08
Number of options
Number of options, At January 1, | shares	5,714,491	5,591,228
Number of options, Granted | shares	1,156,744	2,387,256
Number of options, Exercised | shares	(618,915)	(56,644)
Number of options, Expired | shares	(813,933)	(697,322)
Number of options, Forfeited | shares	(345,999)	(1,510,027)
Number of options, At December 31, | shares	5,092,388	5,714,491